Shareholders' equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,628.5
Exercise of stock options			5.2	$ 0.3
Dividend reinvestment plan	$ 9.7	$ 11.4	21.8	$ 19.5
Balance at the ending period	$ 5,657.0		$ 5,657.0		$ 5,628.5
Common shares
Shareholders' equity
Shares issued	191,556,373		191,556,373
Shares, par value (dollars per share)	$ 0		$ 0
Preferred shares
Shareholders' equity
Shares issued	0		0
Share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			191,334,392	190,956,476	190,956,476
Exercise of stock options			71,741		5,614
Vesting of restricted share units					58,457
Dividend reinvestment plan			150,240		313,845
Number of shares outstanding at end of period	191,556,373		191,556,373		191,334,392
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,628.5	$ 5,580.1	$ 5,580.1
Exercise of stock options			6.7	0.4	0.5
Vesting of restricted share units					6.1
Dividend reinvestment plan			21.8	$ 19.5	41.8
Balance at the ending period	$ 5,657.0		$ 5,657.0		$ 5,628.5